Related Party Transactions - Schedule of Related Party Transactions with Golar Power and Subsidiaries (Details) - Golar Power - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2016	Sep. 30, 2015
Related Party Transaction [Line Items]
Net (expenses) income (due to) from related parties	$ 1,691	$ 0
Management and administrative services revenue
Related Party Transaction [Line Items]
Net revenue from related parties	1,209	0
Ship management fees revenue
Related Party Transaction [Line Items]
Net revenue from related parties	188	0
Surety bond compensation
Related Party Transaction [Line Items]
Amount of compensation from related party	31	0
Debt guarantee compensation
Related Party Transaction [Line Items]
Amount of compensation from related party	$ 263	$ 0